Stockholders' Equity - Common Stockholder Rights and Preferences (Details)	12 Months Ended
Dec. 31, 2016 USD ($) Vote Right
Registration rights
Number of votes a share of common stock entitles the holder | Vote	1
Demand registration rights
Registration rights
Cap period	12 months
Demand registration rights | Maximum
Registration rights
Number of requests in any 12 month period | Right	2
Piggyback registration rights | Minimum
Registration rights
Value of shares owned by Holder (in dollars) | $	$ 500
Shelf registration rights
Registration rights
Cap period	12 months
Shelf registration rights | Maximum
Registration rights
Number of requests in any 12 month period | Right	2
Shelf registration rights | Minimum
Registration rights
Anticipated aggregate offering price, net of selling expenses (in dollars) | $	$ 5,000,000,000